Leases (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Right-of-use assets [member]
Statement Line Items [Line Items]
Balance at beginning of year	$ 166
Additions during year	472
Disposals during year	(60)
Balance at end of year	578
Properties [Member]
Statement Line Items [Line Items]
Balance at beginning of year	19
Additions during year	446
Disposals during year
Balance at end of year	465
Vehicles [Member]
Statement Line Items [Line Items]
Balance at beginning of year	147
Additions during year	26
Disposals during year	(60)
Balance at end of year	$ 113